Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

17. Subsequent events

        In the first quarter of 2013, the Company paid $1.4 million in cash to Voozclub and acquired minority interest based on the investment agreement the Company entered into in December 2012. As the Company has no ability to exercise significant influence over Voozclub, the investment will be accounted for under the cost method.

        In the first quarter of 2013, Shanghai Animation entered into an agreement with a related party to jointly invest in the production and distribution of an animation film with the Group's cartoon figures. According to the agreements, Shanghai Animation will invest RMB 13,000,000 (equivalent to $2,068,252) in this project.

        In March 2013, Shanghai Taomee entered into an investment agreement with five third-party individuals to establish a new online game development company, of which Shanghai Taomee is to obtain a 40% equity interest for RMB 2,000,000 (equivalent to $318,193).